LITIGATION (Details Narrative) (USD $)	12 Months Ended		60 Months Ended
	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2015
Litigation Details Narrative
Maximum royalty payments			$ 8,000,000
Maximum royalty payments after 2015	$ 9,000,000
Settlements expiry period		2020-03